Schedule of financial assets, minimum exposure to credit risk (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,514,375	$ 3,233,234	$ 2,285,870
Deposits	5,489,917	7,105,501	6,772,629
Gross carrying amount [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,971,932	3,821,607	2,740,055
Gross carrying amount [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Deposits	5,489,917	7,105,501	6,996,631
Other receivables	154,162	198,237	134,188
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Expected credit losses	(457,557)	(588,373)	(588,373)
Allowance for credit losses [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	(457,557)	(588,373)	(588,373)
Allowance for credit losses [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Deposits
Other receivables
Carrying amount [member] | Category I [Member] | Life time expected credit loss [member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,514,375	3,233,234	2,151,682
Carrying amount [member] | Category I [Member] | Twelve expected credit loss [member]
IfrsStatementLineItems [Line Items]
Deposits	5,489,917	7,105,501	6,996,631
Other receivables	$ 154,162	$ 198,237	$ 134,188